Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments

Future minimum payments are approximately as follows (in thousands):

	Facilities operating leases	Other contractual obligations	Total
2013	$2,235	$2,836	$5,071
2014	2,288	1,582	3,870
2015	2,225	639	2,864
2016	2,266	447	2,713
2017	2,333	—	2,333
2018 and after	577	—	577

Total minimum payments	$11,924	$5,504	$17,428